DISCONTINUED OPERATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Discontinued Operations 5	50.00%
Oman Properties [Member]
Cash Consideration Received	$ 800,000
Discontinued Operation, Deferred Consideration Description	The Purchaser may elect to pay up to 50% of the above deferred consideration by the issue of shares of the Purchaser to the Company.
Oman Properties [Member] | Formal Final Investment Decision [Member]
Deferred Consideration, Amount	$ 1,000,000
Oman Properties [Member] | Production of the First Saleable Concentrate or Saleable Product [Member]
Deferred Consideration, Amount	1,000,000
Oman Properties [Member] | Within Six Month of the Payment of the Deferred Consideration [Member]
Deferred Consideration, Amount	$ 1,000,000